Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 278,305	$ 254,591
Less: accumulated depreciation	(250,673)	(239,904)
Plant and equipment, net	27,632	14,687
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	93,646	92,503
Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	82,786	79,359
Computer [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	3,283	79,462
Fixture and fittings [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	79,359	3,267
Leasehold Improvements [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 19,231